Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents
Cash and bank deposits	R$ 11,746	R$ 57,509
Cash equivalents	541,284	1,035,573
Cash and cash equivalents	R$ 553,030	R$ 1,093,082